Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%	25.00%	25.00%
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Subject to income tax rate	25.00%
Decreased income taxes (in Dollars)	$ 99,829	$ 286,342	$ 477,154
Tax benefit net loss per share basic and diluted (in Dollars per share)	$ 0.3	$ 3.7	$ 45.4
Net operating loss carryforwards (in Dollars)	$ 20,800,000
Valuation allowance against deferred tax assets (in Dollars)	$ 4,610,181	$ 3,464,740
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	3.00%
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate, percentage	17.00%